Consolidated and Combined Statements of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 64	$ 122	$ 210	$ 214	$ 193
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense	2	1	2	3	2
Depreciation, amortization and accretion expense	60	56	115	113	105
Asset impairment losses			0	3	5
Non-cash interest expense			0	1	0
Deferred income tax expense	8	(4)	(1)	12	6
Changes in current assets and current liabilities	217	22	42	(40)	12
Other operating activities, net	0	3	(2)	5	2
Net cash provided by operating activities	351	200	364	308	323
Cash flows from investing activities:
Capital expenditures	(90)	(46)	(156)	(130)	(105)
Acquisitions	(4)	(61)	(61)	0	0
Proceeds from dispositions of property and equipment	0	2	2	5	3
Other investing activities, net	(2)	0	0	(2)	(2)
Net cash used in investing activities	(96)	(105)	(215)	(127)	(104)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	500	0
Debt issuance and credit facility origination costs	(18)	0
Payments of capital lease obligations	(1)	0	(1)	(1)	(1)
Net transfers to Valero	(378)	(172)	(219)	(150)	(220)
Net cash provided by (used in) financing activities	103	(172)	(220)	(151)	(221)
Effect of foreign exchange rate changes on cash	(5)	(1)	0	0	1
Net increase (decrease) in cash	353	(78)	(71)	30	(1)
Cash at beginning of period	61	132	132	102	103
Cash at end of period	$ 414	$ 54	$ 61	$ 132	$ 102